Stockholders' Equity (Details) - Schedule of Stock-Based Compensation Expense Recognized - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	$ 1,034	$ 1,054	$ 2,052	$ 2,094	$ 4,145	$ 2,897
Research and development [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	358	378	725	750	1,504	995
Sales and marketing [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	34	58	77	116	217	117
General, and administrative [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	$ 642	$ 618	$ 1,250	$ 1,228	$ 2,424	$ 1,785